Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Land Use Rights, Net

	December 31,
	2012	2013

Land use rights	$11,000	$11,321
Less: accumulated amortization	(355)	(592)

Land use rights, net	$10,645	$10,729